Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Treasury stock	Translation reserve	Other reserve	Capital reserve	Accumulated losses	Non- controlling interests
Beginning balance at Dec. 31, 2022	$ 243,463	$ 237,064	$ 14	$ 831,443	$ (662)	$ (3,815)	$ (251,288)	$ 69,416	$ (408,044)	$ 6,399
Total comprehensive income/(expense) for the year
Loss for the year	(64,777)	(62,724)							(62,724)	(2,053)
Other comprehensive income for the year	1,795	1,612				1,612				183
Total comprehensive expense for the year	(62,982)	(61,112)				1,612			(62,724)	(1,870)
Change in fair value and derecognition of liabilities for puttable financial instrument	2,516	2,516					2,516
Equity-settled share-based transactions	10,589	10,589						10,589
Adjustments of non-controlling interests	(730)									(730)
Issuance of shares for acquisition	0	0		5,061			(5,061)
Issuance of shares for investment in an equity-accounted investee	18,529	18,529	2	18,527
Issuance of shares for restricted share unit	2	2	2
Shares issued upon conversion of exchange loan notes	0
Issuance of shares for reverse stock split	0
Repurchase of shares	(1,229)	(1,229)			(1,229)
Cancellation of treasury stock	0	0		(1,829)	1,829
Ending balance at Dec. 31, 2023	210,158	206,359	18	853,202	(62)	(2,203)	(253,833)	80,005	(470,768)	3,799
Total comprehensive income/(expense) for the year
Loss for the year	(49,806)	(46,304)							(46,304)	(3,502)
Other comprehensive income for the year	(721)	(481)				(481)				(240)
Total comprehensive expense for the year	(50,527)	(46,785)				(481)			(46,304)	(3,742)
Change in fair value and derecognition of liabilities for puttable financial instrument	314	314					314
Derecognition of non-controlling interests upon disposal of a subsidiary	0	(275)					(275)			275
Equity-settled share-based transactions	7,846	7,221						7,221		625
Issuance of shares to advisors	4,132	4,132	1	4,131
Issuance of shares for restricted share unit	0
Repurchase of shares	(577)	(577)			(577)
Ending balance at Dec. 31, 2024	171,346	170,389	19	857,333	(639)	(2,684)	(253,794)	87,226	(517,072)	957
Total comprehensive income/(expense) for the year
Loss for the year	(39,978)	(37,709)							(37,709)	(2,269)
Other comprehensive income for the year	616	550				550				66
Total comprehensive expense for the year	(39,362)	(37,159)				550			(37,709)	(2,203)
Change in fair value and derecognition of liabilities for puttable financial instrument	14,309	14,309					14,309
Derecognition of non-controlling interests upon disposal of a subsidiary	1,168									1,168
Equity-settled share-based transactions	7,607	7,622						7,622		(15)
Issuance of new shares and allocation of warrant	1,296	1,296	4	1,292
Issuance of shares for restricted share unit	2	2	2
Ending balance at Dec. 31, 2025	$ 156,366	$ 156,459	$ 25	$ 858,625	$ (639)	$ (2,134)	$ (239,485)	$ 94,848	$ (554,781)	$ (93)